Inventories, net (Tables)	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Inventories
Inventories consist of the following:

Year ended December 31 (€, in millions)	2019	2020
Raw materials	2,026.3	2,073.4
Work-in-process	1,505.9	1,805.0
Finished products	771.3	1,164.2
Inventories, gross	4,303.5	5,042.6
Inventory reserves	(494.3)	(473.2)
Inventories, net	3,809.2	4,569.4

Allowance for Obsolescence and/or Lower Market Value
A summary of activity in the inventory reserves is as follows:

Year ended December 31 (€, in millions)	2019	2020
Balance at beginning of year	(441.3)	(494.3)
Additions for the year	(221.5)	(192.4)
Effect of changes in exchange rates	(0.5)	0.8
Utilization of the reserve	169.0	212.7
Balance at end of year	(494.3)	(473.2)